Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash flows from operating activities
(Loss)/Profit before tax	₨ 360,147	$ 4,747	₨ 166,074	₨ (68,777)
Adjustments to reconcile profit/(loss) to net cash provided by operating activities:
Depreciation and amortisation	91,148	1,201	81,178	100,490
Impairment charge/(reversal) of property, plant and equipment/ exploration and evaluation assets (Refer Note 14)	(62,745)	(827)		148,022
Assets under construction/capital advances written off (Refer Note 14)	1,951	26	2,440
Provision for doubtful debts/advances	4,612	61	5,126	3,281
Exploration costs written off (Refer Note 14)	26,181	345	71	27
Fair value gain on financial assets held for trading/fair value through profit or loss	(2,087)	(28)	(9,340)	(5,574)
Share based payment expense	785	10	575	716
Loss/(Gain) on sale of property, plant and equipment, net	(1,265)	(17)	(743)	562
Exchange loss/(gain), net	2,741	36	(1,025)	3,436
Inventory written off				1,176
Interest, dividend income and bargain gain	(18,861)	(249)	(22,306)	(17,651)
Finance and other cost	47,972	632	53,135	49,768
Provision for cost of environmental clearance	69	1	2,135
Liabilities written back no longer required	(647)	(9)	(950)	(1,681)
Provision for legal disputes (including change in law)	4,219	56
Changes in assets and liabilities:
(Increase)/Decrease in receivables	(85,445)	(1,126)	(29,250)	11,479
(Increase)/Decrease in inventories	(43,574)	(574)	13,833	19,447
Increase/(Decrease) in payables	51,461	679	7,515	(54,748)
Proceeds from short-term investments	868,481	11,447	833,293	1,033,449
Purchases of short-term investments	(871,350)	(11,485)	(751,598)	(983,579)
Cash generated from operations	373,793	4,926	350,163	239,843
Interest paid	(52,217)	(688)	(53,499)	(55,682)
Interest received	18,682	246	20,351	9,401
Dividends received	15	0	18	181
Income tax paid	(57,454)	(757)	(21,081)	(11,350)
Net cash from operating activities	282,819	3,727	295,952	182,393
Cash flows from investing activities
Consideration paid for business acquisition (net of cash and cash equivalents acquired)			(448)	(335)
Purchases of property, plant and equipment (including intangibles)	(106,028)	(1,397)	(68,833)	(78,227)
Proceeds from sale of property, plant and equipment	3,249	43	1,678	1,455
Loans repaid by related parties (Refer Note 35)	16,227	214	11,116
Loans to related parties (Refer Note 35)			(76,600)
Proceeds from short-term deposits	169,601	2,235	145,633	45,634
Purchases of short-term deposits	(119,656)	(1,577)	(179,839)	(111,899)
Proceeds on liquidation of structured investments				30,774
Payment towards structured investments				(4,354)
Net changes in restricted cash and cash equivalents	(1)	0	(65)	86
Net cash used in investing activities	(36,608)	(482)	(167,358)	(116,866)
Cash flows from financing activities
Repayment of working capital loan, net	8,750	115	(95,925)	(113,658)
Proceeds from acceptances	276,131	3,639	190,993	170,398
Repayment of acceptances	(248,931)	(3,280)	(211,398)	(149,221)
Proceeds from other short-term borrowings	132,428	1,745	104,895	22,344
Repayment of other short-term borrowings	(102,309)	(1,348)	(91,279)	(26,837)
Proceeds from long-term borrowings	209,156	2,757	167,070	118,256
Repayment of long-term borrowings	(287,577)	(3,790)	(95,770)	(89,959)
Payment of dividends to equity holders of the parent	(166,814)	(2,199)	(35,187)	(14,441)
Payment of dividends to non-controlling interests, including dividend distribution tax	(26,682)	(352)	(56,029)
Loan given to parent and its affiliates in excess of fair value (Refer Note 35)			(5,361)
Payment for acquiring non-controlling interest				(1,074)
Payment of lease liability	(2,318)	(31)	(3,380)	(3,164)
Net cash used in financing activities	(208,166)	(2,744)	(131,371)	(87,356)
Effect of exchange rate changes on cash and cash equivalents	127	2	716	136
Net (decrease)/increase in cash and cash equivalents	38,172	503	(2,061)	(21,693)
Cash and cash equivalents at the beginning of the year	48,537	640	50,598	72,291
Cash and cash equivalents at the end of the year	₨ 86,709	$ 1,143	₨ 48,537	₨ 50,598